WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
WARRANTS AND STOCK OPTIONS
Schedule of transactions involving warrants

		Weighted
		Average
		Exercise
	Number of	Price Per
	Shares	Share
Balance at October 1, 2024	26,332	$2,085.00
Granted	4,706,994	8.42
Exercised	(467,859)	16.41
Cancelled or expired	(841,176)	9.24
Balance at June 30, 2025	3,424,291	$12.36

		Weighted Average
	Number of	Exercise Price Per
	Shares	Share
Balance at October 1, 2023	261,029	$3.50
Granted	28,305,629	1.64
Exercised	(8,626,796)	(0.002)
Cancelled or expired	(191,719)	(56.98)
Balance, September 30, 2024	19,748,143	$2.78

Schedule of summary of transactions involving stock options issued to employees

				Weighted
		Weighted Average	Aggregate	Average
	Number of	Exercise Price Per	Intrinsic	Contractual
	Shares	Share	Value	Life (years)
Outstanding at October 1, 2023	110,537	$201.27
Granted	—	—
Exercised	—	—
Forfeited	(866)	21.60
Expired	(1,036)	2,006.38
Outstanding at September 30, 2024	108,635	185.48
Vested at September 30, 2024	92,634	213.60	—	7.23
Non-vested at September 30, 2024	16,001	22.71	—	8.47

Schedule of fair value of options granted

Stock price	$1.27
Exercise price	$1.27
Expected term	5.75
Dividend yield	—
Volatility	157%
Risk free rate	3.64%